Disclosure of detailed information about acquisition date fair value of the major classes of asset and liabilities (Details) - Mason Resources Corp. ("Mason") $ in Thousands	Dec. 19, 2018 USD ($)
Statements [Line Items]
Fair value, Cash	$ 1,747
Fair value, Other assets	624
Fair value, Mineral properties	21,654
Fair value, Total assets acquired	$ 24,025